UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2005

Institutional Investment Manager Filing this Report:
Name:    General American Investors Company, Inc.
Address: 450 Lexington Avenue, Suite 3300
         New York, NY  10017

Form 13F File Number: 28-461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Eugene L. DeStaebler, Jr.
Title: Vice-President, Administration
Phone: 212-916-8400
Signature, Place and Date of Signing:
   /s/ Eugene L. DeStaebler, Jr.     New York, NY      May 13, 2005

Report Type  (Check only one.):

[x]       13F HOLDINGS REPORT
[ ]       13F NOTICE
[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
    NONE



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                     FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 61
Form 13F Information Table Value Total: $1,154,751
                                        (thousands)

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                                                     FORM 13F INFORMATION TABLE

       COLUMN1             COLUMN 2   COLUMN 3      COLUMN 4         COLUMN 5        COLUMN 6      COLUMN 7          COLUMN 8
      --------------      ---------   --------      --------   -----------------  ---------------  --------     -----------------
      NAME OF ISSUER      TITLE OF    CUSIP          VALUE     SHRS OR  SH/ PUT/    INVESTMENT      OTHER         VOTING AUTHORITY
                           CLASS                  (x$1000)     PRN AMT  PRN CALL    DISCTRETION    MANAGERS    SOLE    SHARED   NONE
 ----------------------------------------------------------------------------------------------------------------------------------
 Arch Capital Group Ltd.    COMMON G0450A105      13,614     340,000    SH        SOLE                       340,000
 Adams Express Company      COMMON 006212104       1,281      99,518    SH        SOLE                        99,518
 Aspen Insurance Holdings L COMMON G05384105       1,639      65,000    SH        SOLE                        65,000
 American International Gro COMMON 026874107      21,056     380,000    SH        SOLE                       380,000
 Alkermes, Inc.             COMMON 01642T108       3,529     340,000    SH        SOLE                       340,000
 American Tower Corporation COMMON 029912201      10,027     550,000    SH        SOLE                       550,000
 Annuity and Life Re (Holdi COMMON G03910109         470     500,000    SH        SOLE                       500,000
 Apache Corporation         COMMON 037411105      40,718     665,000    SH        SOLE                       665,000
 Bank of America Corporatio COMMON 060505104      16,229     368,000    SH        SOLE                       368,000
 Bancroft Convertible Fund  COMMON 059695106         372      21,088    SH        SOLE                        21,088
 Biogen Idec Inc.           COMMON 09062X103       6,902     200,000    SH        SOLE                       200,000
 Bristol-Myers Squibb Compa COMMON 110122108       7,638     300,000    SH        SOLE                       300,000
 Berkshire Hathaway Inc. Cl COMMON 084670108      26,100         300    SH        SOLE                           300
 Brooks Automation, Inc.    COMMON 114340102       7,461     491,500    SH        SOLE                       491,500
 Central Securities Corpora COMMON 155123102       2,797     119,319    SH        SOLE                       119,319
 CIENA Corporation          COMMON 171779101         946     550,000    SH        SOLE                       550,000
 Costco Wholesale Corporati COMMON 22160K105      30,926     700,000    SH        SOLE                       700,000
 Cisco Systems, Inc.        COMMON 17275R102      16,101     900,000    SH        SOLE                       900,000
 CEMEX, S.A. de C.V. ADR    COMMON 151290889      39,875   1,100,000    SH        SOLE                     1,100,000
 Cytokinetics, Incorporated COMMON 23282W100       1,804     275,000    SH        SOLE                       275,000
 Diageo plc                 COMMON 25243Q205      19,915     350,000    SH        SOLE                       350,000
 Dollar General Corporation COMMON 256669102      10,955     500,000    SH        SOLE                       500,000
 Genentech, Inc.            COMMON 368710406      22,644     400,000    SH        SOLE                       400,000
 Devon Energy Corporation   COMMON 25179M103      76,400   1,600,000    SH        SOLE                     1,600,000
 EMC Corporation            COMMON 268648102       3,696     300,000    SH        SOLE                       300,000
 EMCORE Corporation         COMMON 290846104         664     197,000    SH        SOLE                       197,000
 EOG Resources, Inc.        COMMON 26875P101      29,244     600,000    SH        SOLE                       600,000
 Ethan Allen Interiors Inc. COMMON 297602104       8,800     275,000    SH        SOLE                       275,000
 Golden West Financial      COMMON 381317106      36,300     600,000    SH        SOLE                       600,000
 Genaera Corporation        COMMON 36867G100         616     270,000    SH        SOLE                       270,000
 Halliburton Company        COMMON 406216101      22,706     525,000    SH        SOLE                       525,000
 The Home Depot, Inc.       COMMON 437076102      73,421   1,920,000    SH        SOLE                     1,920,000
 Juniper Networks, Inc.     COMMON 48203R104       3,309     150,000    SH        SOLE                       150,000
 Lafarge North America Inc. COMMON 505862102       5,307      90,800    SH        SOLE                        90,800
 Lamar Advertising Company  COMMON 512815101      20,145     500,000    SH        SOLE                       500,000
 Medtronic, Inc.            COMMON 585055106      22,928     450,000    SH        SOLE                       450,000
 MedImmune, Inc.            COMMON 584699102      10,834     455,000    SH        SOLE                       455,000
 MetLife, Inc.              COMMON 59156R108      15,640     400,000    SH        SOLE                       400,000
 MFA Mortgage Investments,  COMMON 55272X102       5,898     775,000    SH        SOLE                       775,000
 Millennium Pharmaceuticals COMMON 599902103       1,010     120,000    SH        SOLE                       120,000
 Molex Incorporated Class A COMMON 608554200      16,874     715,000    SH        SOLE                       715,000
 Montpelier Re Holdings Ltd COMMON G62185106       3,866     110,000    SH        SOLE                       110,000
 Microsoft Corporation      COMMON 594918104      36,859   1,525,000    SH        SOLE                     1,525,000
 M&T Bank Corporation       COMMON 55261F104      31,639     310,000    SH        SOLE                       310,000
 Annaly Mortgage Management COMMON 035710409       5,159     275,000    SH        SOLE                       275,000
 NetIQ Corporation          COMMON 64115P102       7,121     623,000    SH        SOLE                       623,000
 PepsiCo, Inc.              COMMON 713448108       7,954     150,000    SH        SOLE                       150,000
 Pfizer Inc                 COMMON 717081103      33,494   1,275,000    SH        SOLE                     1,275,000
 PartnerRe Ltd.             COMMON G6852T105      30,685     475,000    SH        SOLE                       475,000
 Patterson-UTI Energy, Inc. COMMON 703481101      16,263     650,000    SH        SOLE                       650,000
 Everest Re Group, Ltd.     COMMON G3223R108      53,194     625,000    SH        SOLE                       625,000
 Reinsurance Group of Ameri COMMON 759351109      14,903     350,000    SH        SOLE                       350,000
 Republic Services, Inc.    COMMON 760759100      39,339   1,175,000    SH        SOLE                     1,175,000
 Royce Value Trust          COMMON 780910105       2,005     105,654    SH        SOLE                       105,654
 SunTrust Banks, Inc.       COMMON 867914103      14,774     205,000    SH        SOLE                       205,000
 The TJX Companies, Inc.    COMMON 872540109      61,575   2,500,000    SH        SOLE                     2,500,000
 Total S.A. ADR             COMMON 89151E109      38,686     330,000    SH        SOLE                       330,000
 Transatlantic Holdings, In COMMON 893521104      16,522     249,500    SH        SOLE                       249,500
 Unocal Corporation         COMMON 915289102      46,267     750,000    SH        SOLE                       750,000
 VeriSign, Inc.             COMMON 92343E102       3,831     133,500    SH        SOLE                       133,500
 Wal-Mart Stores, Inc.      COMMON 931142103      33,824     675,000    SH        SOLE                       675,000
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